Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 2,854,981	$ 3,159,723
Less: accumulated depreciation	(1,824,202)	(2,617,338)
Property and equipment, net	1,030,779	542,385
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	700,092	742,519
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	11,063	10,799
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	33,922	33,115
Testing equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	176,353	225,714
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,933,551	$ 2,147,576